UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07692

Legg Mason Investors Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON INVESTORS TRUST, INC.

LEGG MASON CAPITAL MANAGEMENT

AMERICAN LEADING COMPANIES TRUST

FORM N-Q

JULY 31, 2010

LEGG MASON CAPITAL MANAGEMENT AMERICAN LEADING COMPANIES TRUST

Schedule of investments (unaudited)	July 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.2%
CONSUMER DISCRETIONARY - 6.9%
Media - 4.9%
CBS Corp., Class B Shares	230,000	$3,399,400
DIRECTV, Class A Shares	20,000	743,200	*
Time Warner Inc.	200,000	6,292,000

Total Media		10,434,600

Multiline Retail - 0.9%
J.C. Penney Co. Inc.	80,000	1,970,400

Specialty Retail - 1.1%
TJX Cos. Inc.	55,000	2,283,600

TOTAL CONSUMER DISCRETIONARY		14,688,600

CONSUMER STAPLES - 7.6%
Beverages - 0.5%
PepsiCo Inc.	18,000	1,168,380

Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	40,000	2,268,400
Safeway Inc.	120,000	2,464,800
Wal-Mart Stores Inc.	31,000	1,586,890

Total Food & Staples Retailing		6,320,090

Household Products - 0.5%
Procter & Gamble Co.	19,000	1,162,040

Tobacco - 3.6%
Altria Group Inc.	100,000	2,216,000
Philip Morris International Inc.	105,000	5,359,200

Total Tobacco		7,575,200

TOTAL CONSUMER STAPLES		16,225,710

ENERGY - 8.1%
Energy Equipment & Services - 6.2%
Baker Hughes Inc.	65,000	3,137,550
National-Oilwell Varco Inc.	70,000	2,741,200
Noble Corp.	88,000	2,860,000	*
Transocean Ltd.	95,000	4,389,950	*

Total Energy Equipment & Services		13,128,700

Oil, Gas & Consumable Fuels - 1.9%
Apache Corp.	31,000	2,962,980
Exxon Mobil Corp.	20,000	1,193,600

Total Oil, Gas & Consumable Fuels		4,156,580

TOTAL ENERGY		17,285,280

FINANCIALS - 19.0%
Capital Markets - 4.6%
Goldman Sachs Group Inc.	25,000	3,770,500
Morgan Stanley	120,000	3,238,800
State Street Corp.	70,000	2,724,400

Total Capital Markets		9,733,700

Commercial Banks - 1.1%
Wells Fargo & Co.	87,500	2,426,375

Consumer Finance - 1.8%
Capital One Financial Corp.	90,000	3,809,700

Diversified Financial Services - 4.7%
Bank of America Corp.	160,000	2,246,400
Citigroup Inc.	460,000	1,886,000	*
JPMorgan Chase & Co.	148,000	5,961,440

Total Diversified Financial Services		10,093,840

Insurance - 6.8%
AFLAC Inc.	75,000	3,689,250
Hartford Financial Services Group Inc.	155,000	3,628,550
MetLife Inc.	70,000	2,944,200

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT AMERICAN LEADING COMPANIES TRUST

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	SHARES	VALUE
Insurance - continued
Prudential Financial Inc.	75,000	$4,296,750

Total Insurance		14,558,750

TOTAL FINANCIALS		40,622,365

HEALTH CARE - 11.0%
Biotechnology - 2.8%
Amgen Inc.	73,000	3,980,690	*
Genzyme Corp.	30,000	2,086,800	*

Total Biotechnology		6,067,490

Health Care Equipment & Supplies - 1.8%
Stryker Corp.	80,000	3,725,600

Health Care Providers & Services - 3.8%
Aetna Inc.	40,000	1,114,000
UnitedHealth Group Inc.	130,000	3,958,500
WellPoint Inc.	60,000	3,043,200	*

Total Health Care Providers & Services		8,115,700

Pharmaceuticals - 2.6%
Johnson & Johnson	70,000	4,066,300
Pfizer Inc.	100,000	1,500,000

Total Pharmaceuticals		5,566,300

TOTAL HEALTH CARE		23,475,090

INDUSTRIALS - 16.2%
Aerospace & Defense - 4.5%
Boeing Co.	40,000	2,725,600
General Dynamics Corp.	62,000	3,797,500
Lockheed Martin Corp.	42,000	3,156,300

Total Aerospace & Defense		9,679,400

Airlines - 5.3%
Delta Air Lines Inc.	230,000	2,732,400	*
UAL Corp.	360,000	8,546,400	*

Total Airlines		11,278,800

Electrical Equipment - 0.9%
Emerson Electric Co.	40,000	1,981,600

Industrial Conglomerates - 3.5%
General Electric Co.	265,000	4,271,800
United Technologies Corp.	45,000	3,199,500

Total Industrial Conglomerates		7,471,300

Machinery - 2.0%
Caterpillar Inc.	60,000	4,185,000

TOTAL INDUSTRIALS		34,596,100

INFORMATION TECHNOLOGY - 25.2%
Communications Equipment - 4.9%
Cisco Systems Inc.	110,000	2,537,700	*
Nokia OYJ, ADR	445,000	4,231,950
QUALCOMM Inc.	95,000	3,617,600

Total Communications Equipment		10,387,250

Computers & Peripherals - 6.4%
EMC Corp.	290,000	5,739,100	*
Hewlett-Packard Co.	170,000	7,826,800

Total Computers & Peripherals		13,565,900

Internet Software & Services - 2.7%
eBay Inc.	280,000	5,854,800	*

IT Services - 5.1%
Accenture PLC, Class A Shares	57,000	2,259,480
International Business Machines Corp.	60,000	7,704,000
MasterCard Inc., Class A Shares	4,000	840,160

Total IT Services		10,803,640

Semiconductors & Semiconductor Equipment - 2.4%
Texas Instruments Inc.	210,000	5,184,900

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT AMERICAN LEADING COMPANIES TRUST

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	SHARES	VALUE
Software - 3.7%
Microsoft Corp.	305,000	$7,872,050

TOTAL INFORMATION TECHNOLOGY		53,668,540

MATERIALS - 0.9%
Metals & Mining - 0.9%
United States Steel Corp.	45,000	1,994,850

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.3%
AT&T Inc.	110,000	2,853,400

Wireless Telecommunication Services - 2.4%
Sprint Nextel Corp.	1,100,000	5,027,000	*

TOTAL TELECOMMUNICATION SERVICES		7,880,400

UTILITIES - 1.6%
Independent Power Producers & Energy Traders - 1.6%
AES Corp.	325,000	3,350,750	*

TOTAL INVESTMENTS - 100.2% (Cost - $150,004,215#)		213,787,685
Liabilities in Excess of Other Assets - (0.2)%		(410,843)

TOTAL NET ASSETS - 100.0%		$213,376,842

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Capital Management American Leading Companies Trust (the “Fund”), a separate series of Legg Mason Investors Trust, Inc. (“Corporation”) registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid price provided by an independent pricing service that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$213,787,685	—	—	$213,787,685

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$73,054,692
Gross unrealized depreciation	(9,271,222)

Net unrealized appreciation	$63,783,470

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investors Trust, Inc.

By	/S/ DAVID R. ODENATH
David R. Odenath
President

Date: September 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ DAVID R. ODENATH
David R. Odenath
President

Date: September 23, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: September 23, 2010